Note 3 - Loans and Allowance for Loan Losses (Details) - Loan Balance by Category (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ (7,801,600)	$ (8,740,325)
Deferred loan fees/costs, net	(175,368)	(136,436)
Net loans	464,379,854	465,531,973
One to Four Family Units [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	93,797,650	99,381,934
Multi-Family Units [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	46,188,434	46,405,034
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	43,266,130	48,917,296
Real Estate Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	179,079,433	167,760,850
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	92,721,783	95,226,762
Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	17,303,392	16,716,858
Total [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	$ 472,356,822	$ 474,408,734